Total
Pear Tree Quality Fund
Pear Tree Quality Fund

PEAR TREE FUNDS

Supplement

to

Prospectus and Statement of Additional Information, Each Dated August 1, 2019

PEAR TREE QUALITY FUND

Ordinary Shares (Ticker Symbol: USBOX)

Institutional Shares (Ticker Symbol: QGIAX)

June 1, 2020

As of June 1, 2020, please note the following changes to the Prospectus and Statement of Additional Information, each dated August 1, 2019, of Pear Tree Quality Fund (“Quality Fund”).

1.	Prospectus.

(a)           “Summary Information About Pear Tree Funds – Pear Tree Quality Fund – Fee Table and Expenses of Quality Fund - Annual Fund Operating Expenses” and “- Example” in the Prospectus are revised as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Pear Tree Quality Fund		Ordinary Shares	Institutional Shares
Management Fees		1.00%	1.00%
Distribution (12b-1) Fees		0.25%	none
Other Expenses		0.29%	0.29%
Total Annual Fund Operating Expenses		1.54%	1.29%
Fee Waiver and/or Expense Reimbursement	[1]	0.29%	0.50%	[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	[1]	1.25%	0.79%	[2],[3]
[1]	The Manager has contractually agreed until November 14, 2020 to waive such portion of the management fees that it would otherwise receive under its agreement with Pear Tree Funds for serving as investment manager to Quality Fund such that the aggregate management fee that the Manager would receive during the waiver period for serving as the investment manager to Quality Fund would be calculated using (a) an annual rate of 0.75 percent for the first $125 million of Quality Fund's net assets, and (b) an annual rate of 0.50 percent for Quality Fund's net assets in excess of $125 million. This fee waiver only may be terminated with the approval of the Trustees. The Manager does not have a right to recoup from Quality Fund amounts that it has waived under that agreement.
[2]	The Manager, in its capacity as transfer agent to Pear Tree Funds, has contractually agreed until November 30, 2020 to waive such portion of the fees that it would otherwise receive for serving as transfer agent under its agreement with Pear Tree Funds such that the aggregate transfer agent fee with respect to Institutional Shares would be calculated using an annual rate of 0.04 percent of Quality Fund's net assets attributable to Institutional Shares. This fee waiver only may be terminated with the approval of the Trustees. The aggregate transfer agent fee with respect to Ordinary Shares remains unchanged.
[3]	The Manager has contractually agreed until May 31, 2021 to reimburse such portion of the expenses of Quality Fund attributable to Institutional Shares such that "Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement" with respect to Institutional Shares is not greater than 0.79 percent of Quality Fund's net assets attributable to Institutional Shares. This expense reimbursement agreement is not subject to any recoupment by the Manager, and only may be terminated with the approval of the Trustees. The aggregate expenses of Quality Fund with respect to Ordinary Shares remain unchanged.

Example

This example is intended to help you compare the cost of investing in Quality Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 Quality Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5 percent return each year and that Quality Fund’s operating expenses remain the same as set forth in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Pear Tree Quality Fund - USD ($)	1 year	3 years	5 years	10 years
Ordinary Shares	127	458	812	1,810
Institutional Shares	106	378	671	1,503

* * * PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE